UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):     [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          InterOcean Capital, LLC
Address:       221 N. LaSalle Street, Suite 900
               Chicago, IL  60601

Form 13F File Number:  028-14729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey S. Camp
Title:    Chief Financial Officer
Phone:    312.648.1720

Signature, Place, and Date of Signing:

/s/Jeffrey S. Camp                Chicago, IL                August 13, 2012


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $136,815

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA 100 S COM              084990175      250      200 SH       Sole                      200
ABBOTT LABORATORIES            COM              002824100     2998    46501 SH       Sole                    18091             28410
APPLE INC                      COM              037833100      442      756 SH       Sole                      664                92
BANK OF AMERICA CORP           COM              060505104      114    13900 SH       Sole                    12600              1300
BERKSHIRE HATHAWAY B NEW CLASS COM              084670702     7725    92699 SH       Sole                    53244             39455
BHP BILLITON LTD ADR F SPONSOR COM              088606108     1891    28960 SH       Sole                    15160             13800
BOEING CO                      COM              097023105     1531    20610 SH       Sole                    18630              1980
CATERPILLAR INC                COM              149123101      858    10100 SH       Sole                     9970               130
CHEVRON CORPORATION            COM              166764100     1147    10870 SH       Sole                     9350              1520
CISCO SYSTEMS INC              COM              17275r102     4997   291033 SH       Sole                   223173             67860
COCA COLA COMPANY              COM              191216100     1359    17384 SH       Sole                    15364              2020
COCA COLA ENT NEW              COM              19122t109      214     7620 SH       Sole                     7620
CONOCOPHILLIPS                 COM              20825C104     4163    74492 SH       Sole                    42192             32300
DISNEY WALT CO                 COM              254687106     3593    74075 SH       Sole                    39945             34130
DU PONT E I DE NEMOUR&CO       COM              263534109     3193    63138 SH       Sole                    31758             31380
EMERSON ELECTRIC CO            COM              291011104      529    11360 SH       Sole                     9070              2290
EXELON CORPORATION             COM              30161n101     5347   142128 SH       Sole                    86928             55200
EXXON MOBIL CORPORATION        COM              30231g102     6931    81003 SH       Sole                    48890             32113
FEDEX CORPORATION              COM              31428X106     5021    54808 SH       Sole                    32418             22390
GENERAL DYNAMICS CORP          COM              369550108     2426    36787 SH       Sole                    20197             16590
GENERAL ELECTRIC COMPANY       COM              369604103      468    22470 SH       Sole                    10170             12300
GENERAL MILLS INC              COM              370334104     3373    87509 SH       Sole                    37469             50040
GOLDMAN SACHS GROUP INC        COM              38141G104     2334    24344 SH       Sole                    12154             12190
GOOGLE INC CLASS A             COM              38259p508     2756     4752 SH       Sole                     1052              3700
HERSHEY COMPANY                COM              427866108      571     7930 SH       Sole                     7930
HEWLETT-PACKARD COMPANY        COM              428236103     1345    66886 SH       Sole                    39556             27330
ILLINOIS TOOL WORKS INC        COM              452308109      560    10580 SH       Sole                     7500              3080
INTEL CORP                     COM              458140100     5753   215864 SH       Sole                   134674             81190
ISHARES MSCI EMRG MKT FD EMERG COM              464287234      560    14300 SH       Sole                    14300
ISHARES TR BARCLAYS TIPS BOND  COM              464287176      299     2500 SH       Sole                     2500
ISHARES TR S&P 100 INDEX S & P COM              464287101      838    13413 SH       Sole                    11913              1500
ISHARES TRUST IBOXX $ HIGH YIE COM              464288513      569     6230 SH       Sole                     6230
JOHNSON & JOHNSON              COM              478160104     5955    88140 SH       Sole                    51920             36220
JPMORGAN CHASE & CO            COM              46625H100     3395    95023 SH       Sole                    51883             43140
KRAFT FOODS INC                COM              50075n104     1891    48970 SH       Sole                     9110             39860
MICROSOFT CORP                 COM              594918104     7185   234885 SH       Sole                   141535             93350
ORACLE CORPORATION             COM              68389x105     1064    35810 SH       Sole                    32600              3210
PEPSICO INCORPORATED           COM              713448108     5873    83115 SH       Sole                    45945             37170
PHILLIPS 66                    COM              718546104     1200    36115 SH       Sole                    19965             16150
PROCTER & GAMBLE               COM              742718109     6408   104623 SH       Sole                    57878             46745
PROSHS ULTRASHORT EURO         COM              74347W882      708    33890 SH       Sole                    26500              7390
QUALCOMM INC                   COM              747525103      388     6965 SH       Sole                     6965
S P D R S&P 500 ETF TR EXPIRIN COM              78462F103     3722    27350 SH       Sole                    25887              1463
SECTOR SPDR ENGY SELECT SHARES COM              81369Y506      328     4940 SH       Sole                     4940
SECTOR SPDR TECH SELECT SHARES COM              81369y803      992    34517 SH       Sole                    34517
SPDR GOLD TRUST SPDR GOLD SHAR COM              78463v107     1641    10571 SH       Sole                     2571              8000
SPDR S&P DIVIDEND ETF          COM              78464A763      904    16240 SH       Sole                    16240
TARGET CORPORATION             COM              87612e106     2963    50920 SH       Sole                    25120             25800
THE SOUTHERN COMPANY           COM              842587107     5017   108360 SH       Sole                    56470             51890
TIME WARNER INC NEW            COM              887317303     2594    67384 SH       Sole                    36314             31070
VANGUARD MSCI EMERGING MARKETS COM              922042858      584    14620 SH       Sole                    14620
VANGUARD TOTAL STOCK MKT       COM              922908769     5806    83307 SH       Sole                    81927              1380
WAL-MART STORES INC            COM              931142103     4042    57979 SH       Sole                    33534             24445